OPERATIONS AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2024
OPERATIONS AND PRINCIPAL ACTIVITIES
OPERATIONS AND PRINCIPAL ACTIVITIES

1.OPERATIONS AND PRINCIPAL ACTIVITIES

(a)Description of Business

Pony AI Inc. (the “Company”) was incorporated under the laws of the Cayman Islands on November 4, 2016. The Company, its subsidiaries, and the consolidated variable interest entities (the “VIEs” as defined in note 1(b)) and the VIEs’ subsidiaries (collectively, the “Group”) is an artificial intelligence technology company that principally engaged in the operation and development of autonomous vehicles. The Group conducts its operation mainly in the People’s Republic of China (“PRC”) and the United States of America (“U.S.”) through subsidiaries and the consolidated VIEs and the VIEs’ subsidiaries.

In November 2024, the Company completed its listing on the National Association of Securities Dealers Automated Quotations (“Nasdaq”). Refer to note 11 Ordinary Shares.

As of December 31, 2024, the Group’s subsidiaries were as follows:

	Later of Date of	Place of	Legal
	Incorporation/	Establishment/	Ownership
Name of Entity	Consolidation	Incorporation	%
Pony.ai, Inc.	November 15, 2016	Delaware, U.S.	100
Hong Kong Pony AI Limited	December 13, 2016	Hong Kong, PRC	100
Beijing (ZX) Pony AI Technology Co., Ltd. (“Beijing ZX”)	December 19, 2016	Beijing, PRC	100
Beijing (HX) Pony AI Technology Co., Ltd. (“Beijing HX”)	April 1, 2017	Beijing, PRC	100
Guangzhou (ZX) Pony AI Technology Co., Ltd. (“Guangzhou ZX”)	October 25, 2017	Guangdong, PRC	100
Guangzhou (HX) Pony AI Technology Co., Ltd. (“Guangzhou HX”)	January 12, 2018	Guangdong, PRC	100
Guangzhou Bibi Technology Co., Ltd.	November 21, 2018	Guangdong, PRC	100
Beijing (YX) Pony AI Technology Co., Ltd. (“Beijing YX”)	June 19, 2019	Beijing, PRC	100
Jiangsu Rye Data Technology Co., Ltd. (“Jiangsu RD”)	July 18, 2019	Jiangsu, PRC	100
Shanghai (YX) Pony AI Technology Co., Ltd. (“Shanghai YX”)	May 29, 2020	Shanghai, PRC	100
Guangzhou (YX) Pony AI Technology Co., Ltd.	June 24, 2020	Guangdong, PRC	100
Tianjin Poplar LLP.	October 28, 2020	Tianjin, PRC	62
Guangzhou Pony Truck Technology Co., Ltd.	December 7, 2020	Guangdong, PRC	100
Beijing (RX) Pony AI Technology Co., Ltd.	December 14, 2020	Beijing, PRC	100
Beijing Pony Truck Technology Co., Ltd.	December 29, 2020	Beijing, PRC	100
Guangzhou Pony Intelligent Logistics Technology Co., Ltd.	January 19, 2021	Guangdong, PRC	100
Shenzhen (YX) Pony AI Technology Co., Ltd. (“Shenzhen YX”)	April 8, 2021	Shenzhen, PRC	100
Cyantron Logistics Technology Co., Ltd. (“Cyantron Logistics”)	February 17, 2022	Guangdong, PRC	51
Shanghai (ZX) Pony AI Technology Development Co., Ltd.	March 3, 2022	Shanghai, PRC	100
Qingdao Cyantron Logistics Technology Co., Ltd.	March 14, 2022	Shandong, PRC	51
Pony.AI Europe S.à r.l.	September 4, 2024	Esch-sur-Alzette, Luxembourg	100

(b)Consolidated VIEs in the PRC

Applicable PRC laws and regulations prohibit or restrict entities with direct foreign ownership from engaging in certain businesses activities in the PRC. The Company established a series of contractual arrangements with Beijing ZX and Guangzhou ZX (the “VIEs”) and their shareholders (“Nominee Stockholders”) primarily for business development purposes where the Company’s business is currently not subject to any foreign ownership restrictions under the applicable PRC laws and regulations, it may expand its business operations into areas that are subject to foreign ownership restrictions through the existing VIEs and other VIEs to be established if necessary.

1.OPERATIONS AND PRINCIPAL ACTIVITIES (continued)

Historically and as of December 31, 2023, the Company, through Beijing HX and Guangzhou HX (the “WFOEs”), entered into the following contractual arrangements with the VIEs, and the Nominee Stockholders that enabled the Company to (1) have power to direct the activities that most significantly affect the economic performance of the VIEs, and (2) bear the risks and enjoy the rewards normally associated with ownership of the VIEs. Accordingly, the WFOEs are considered the primary beneficiaries of the VIEs, and the financial results of operations, assets and liabilities of the VIEs and their subsidiaries were included in the consolidated financial statements.

In February 2024, the Company completed a series of transactions to restructure its organization and business operations (the “Reorganization”). Specifically, Beijing HX, Guangzhou HX, Beijing YX, the VIEs and Nominee Stockholders of the VIEs entered into a series of agreements (the “VIE Reorganization Agreements”), pursuant to which, Guangzhou HX and Beijing YX acquired 100% net assets of the VIEs, from the Nominee Stockholders, at a consideration of nil, which is a transaction under common control. Upon completion of the Reorganization, the Company’s operations in mainland China are conducted exclusively through its subsidiaries and the Company began to consolidate all the Group’s entities through its direct legal ownership.

The following is a summary of the contractual agreements entered into by and among the WFOEs, the VIEs and the VIEs’ Nominee Stockholders which remained effective until the completion of Reorganization described above:

i)Contracts that give the Group effective control of the VIEs

Exclusive Purchase Option Agreements. The Nominee Stockholders of the VIEs have granted the WFOEs the exclusive and irrevocable right to purchase from the Nominee Stockholders, to the extent permitted under the PRC laws and regulations, part or all of the equity interests in these entities for a purchase price not higher than the paid in registered capital of such equity interests. The WFOEs may exercise such an option at any time. In addition, the VIEs and their Nominee Stockholders have agreed that without prior written consent of the WFOEs, they will not transfer or otherwise dispose of the equity interests or declare any dividend. The Nominee Stockholders of the VIEs must appoint the candidates nominated by the WFOEs to be the directors on their board of directors (“Board”) in accordance with applicable laws and the articles of association of the VIEs.

Powers of Attorney. Pursuant to the irrevocable powers of attorney, each of the Nominee Stockholders appointed the WFOEs as their attorney-in-fact to exercise all shareholder rights under the PRC laws and the relevant articles of association, including but not limited to, voting on their behalf on all matters requiring shareholder approval, disposing of all or part of the Nominee Stockholders’ equity interests, and electing, appointing or removing directors, the general managers and other senior executives of the VIEs. Each power of attorney will remain in force during the period when the Nominee Stockholders continue to be shareholders of the VIEs. Each of the Nominee Stockholders has waived all the rights which have been authorized to the WFOEs under each power of attorney.

Equity Pledge Agreements. Pursuant to the relevant equity pledge agreements, the Nominee Stockholders of the VIEs have pledged all of their equity interests in relevant VIEs to the WFOEs as collateral for all of their payments due to the WFOEs and to secure their obligations under the above agreements. The Nominee Stockholders may not transfer or assign the equity interests, the rights and obligations in the equity pledge agreements or create or permit to create any pledges which may have an adverse effect on the rights or benefits of the WFOEs without the WFOEs’ pre-approval. The WFOEs are entitled to transfer or assign in full or in part the equity interests pledged. In the event of default, the WFOEs as the pledgee, will be entitled to dispose the pledged equity interests through transfer or assignment. The equity pledge agreements will expire when the Nominee Stockholders have completed all their payments and obligations under the above agreements unless otherwise terminated earlier by the WFOEs.

1.OPERATIONS AND PRINCIPAL ACTIVITIES (continued)

Spousal Consent Letters. Pursuant to the spousal consent letters executed by the spouses of respective Nominee Stockholders of the VIEs, the signing spouses confirm and agree to the execution of the Exclusive Purchase Option Agreements, the Exclusive Business Cooperation Agreements, the Equity Pledge Agreements and Powers of Attorney by the respective Nominee Stockholders. They further undertake not to hinder the disposal of the equity and not to make any assertions in connection with the equity of the VIEs held by the applicable Nominee Stockholders, and confirm that the applicable Nominee Stockholders can perform the relevant transaction documents described above and further amend or terminate such transaction documents without the authorization or consent from such spouse. The spouse of each applicable Nominee Stockholders agrees and undertakes that if he/she obtains any equity of the VIEs held by the applicable Nominee Stockholders for any reasons, he/she would be bound by the transaction documents.

ii)Contracts that enable the Group to receive substantially all of the economic benefits from the VIEs

Exclusive Business Cooperation Agreements. The WFOEs and the relevant VIEs entered into exclusive business cooperation agreements under which the relevant VIEs engage the WFOEs as their exclusive providers of technical support, intellectual property license, maintenance and other services. The VIEs shall pay to the WFOEs service fees with 100% of the VIEs’ net profits, or any other amount determined by the WFOEs. The WFOEs exclusively own any intellectual property arising from the performance of the agreements. These contractual agreements have an initial term of ten years, and can be extended at the WFOEs’ options prior to the expiration date. During the term of the agreements, the relevant VIEs may not enter into any agreement with third parties for the provision of identical or similar services without prior consent of the WFOEs.

iii)Risks in relation to the VIE structure

Part of the Group’s business is conducted through the VIEs, of which the Company is the ultimate primary beneficiary. In the opinion of the management, the contractual arrangements with the VIEs and the Nominee Stockholders are in compliance with the PRC laws and regulations and are legally binding and enforceable. The Nominee Stockholders indicate they will not act contrary to the contractual arrangements. However, there are substantial uncertainties regarding the interpretation and application of the PRC laws and regulations including those that govern the contractual arrangements, which could limit the Group’s ability to enforce these contractual arrangements and if the Nominee Stockholders of the VIEs were to reduce their interests in the Group, their interest may diverge from that of the Group and that may potentially increase the risk that they would seek to act contrary to the contractual arrangements. Therefore, the enforceability of the contractual agreements between the Group, the VIEs and VIEs’ Nominee Stockholders depends on whether the Group’s shareholders or their PRC subsidiaries will fulfill these contractual agreements. As a result, the Company may be unable to consolidate the VIEs and the VIEs’ subsidiaries in the consolidated financial statements.

1OPERATIONS AND PRINCIPAL ACTIVITIES (continued)

On March 15, 2019, the National People’s Congress approved the Foreign Investment Law, which took effect on January 1, 2020. Along with the Foreign Investment Law, the Implementing Regulation of Foreign Investment Law promulgated by the State Council and the Interpretation of the Supreme People’s Court on Several Issues Concerning the Application of the Foreign Investment Law promulgated by the Supreme People’s Court became effective on January 1, 2020. Since the Foreign Investment Law and its current implementation and interpretation rules are relatively new, uncertainties still exist in relation to their further application and improvement. The Foreign Investment Law and its current implementation and interpretation rules do not explicitly classify whether VIEs that are controlled through contractual arrangements would be deemed as foreign-invested enterprises if they are ultimately “controlled” by foreign investors. However, it has a catch-all provision under the definition of “foreign investment” that includes investments made by foreign investors in China through other means as provided by laws, administrative regulations, or the State Council. Therefore, it still leaves leeway for future laws, administrative regulations, or provisions of the State Council to provide for contractual arrangements as a form of foreign investment. Therefore, there can be no assurance that the Group’s control over the VIEs through contractual arrangements will not be deemed as a foreign investment in the future. Furthermore, if future laws, administrative regulations or provisions mandate further actions to be taken by companies with respect to existing contractual arrangements, the Group may face substantial uncertainties as to whether the Group can complete such actions in a timely manner, or at all. Failure to take timely and appropriate measures to cope with any of these or similar regulatory compliance challenges could materially and adversely affect the Group’s current corporate structure and business operations.

If the Group is found in violation of any PRC laws or regulations or if the contractual arrangements among the WFOEs, the VIEs and the VIEs’ Nominee Stockholders are determined as illegal or invalid by any PRC court, arbitral tribunal or regulatory authorities, the relevant governmental authorities would have broad discretion in dealing with such violation, including, without limitation:

●revoke the agreements constituting the contractual arrangements;
●revoke the Group’s business and operating licenses;
●require the Group to discontinue or restrict operations;
●restrict the Group’s right to collect revenue;
●	restrict or prohibit the Group’s use of the proceeds from the public offering to fund the Group’s business and operations in China;
●shut down all or part of the Group’s websites or services;
●levy fines on the Group or confiscate the proceeds that they deem to have been obtained through non- compliant operations;
●	require the Group to restructure the operations in such a way as to compel the Group to establish a new enterprise, re-apply for the necessary licenses or relocate the Group’s businesses, staff, and assets;
●impose additional conditions or requirements with which the Group may not be able to comply; or
●take other regulatory or enforcement actions that could be harmful to the Group’s business.

1.OPERATIONS AND PRINCIPAL ACTIVITIES (continued)

The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct its businesses. In addition, if the imposition of any of these penalties causes the Group to lose the right to direct the activities of the VIEs (through its equity interests in its subsidiaries) or the right to receive its economic benefits, the Group will no longer be able to consolidate the VIEs and the VIEs’ subsidiaries, if any. In the opinion of management, the likelihood of loss in respect of the Group’s current ownership structure or the contractual arrangements with its VIEs is remote. The Group’s operations depend on the VIEs and the VIEs’ Nominee Stockholders to honor their contractual arrangements with the Group. These contractual arrangements are governed by the PRC law and disputes arising out of these agreements are expected to be decided by arbitration in the PRC. The management believes that each of the contractual arrangements constitutes valid and legally binding obligations of each party to such contractual arrangements under the PRC laws. However, the interpretation and implementation of the laws and regulations in the PRC and their application on the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the contractual arrangements. Meanwhile, since the PRC legal system continues to evolve, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit legal protections available to the Group to enforce the contractual arrangements should the VIEs or the VIEs’ Nominee Stockholders fail to perform their obligations under those arrangements.

The financial information of the consolidated VIEs and the VIEs’ subsidiaries as of December 31, 2022 and 2023, after eliminating the intercompany balances and transaction, is as follows. The information as of December 31, 2024 is not included as it has become inapplicable following the completion of the Reorganization.

	As of December 31,
	2022	2023
Current assets:
Cash and cash equivalents	31,607	16,863
Restricted cash, current	1,806	—
Short-term investments	—	4,238
Accounts receivable, net	1,343	11,921
Amounts due from related parties	1,831	165
Prepaid expenses and other current assets	7,073	8,958
Total current assets	43,660	42,145
Non-current assets:
Property, equipment and software, net	11,558	4,251
Operating right-of-use assets	1,677	851
Long-term investments	14,389	16,078
Other non-current assets	6,327	4,515
Total assets	77,611	67,840

Current liabilities:
Accounts payable and other current liabilities	8,104	7,146
Operating lease liabilities, current	899	768
Non-current liabilities:
Operating lease liabilities, non-current	795	14
Other non-current liabilities	—	57
Total liabilities	9,798	7,985

1.OPERATIONS AND PRINCIPAL ACTIVITIES (continued)

	Year ended December 31,
	2022	2023
Revenues	15,378	22,679
Net loss	(13,466)	(16,467)
Net cash used in operating activities	(6,331)	(7,806)
Net cash used in investing activities	(2,980)	(4,825)
Net cash used in financing activities	(568)	—

The VIEs contributed an aggregate of 22.5% and 31.5% of the consolidated net revenues for the years ended December 31, 2022 and 2023, respectively. As of December 31, 2022 and 2023, the VIEs accounted for an aggregate of 10.1% and 9.1%, respectively, of the consolidated total assets, and 18.3% and 15.4%, respectively, of the consolidated total liabilities. The assets that were not associated with the VIEs primarily consist of cash and cash equivalents, short-term investments and long-term investments. There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations and can only be used to settle the VIEs’ obligations. There are no creditors (or beneficial interest holders) of the VIEs that have recourse to the general credit of the Company or any of its consolidated subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs. Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of their statutory reserve and their share capital, to the Company in the form of loans and advances or cash dividends. Please refer to note 17 for disclosure of restricted net assets. The Group may lose the ability to use and enjoy assets held by the VIEs that are important to the operation of business if the VIEs declare bankruptcy or become subject to a dissolution or liquidation proceeding.

Prior to the Reorganization in February 2024, the WFOEs were considered the primary beneficiaries of the VIEs, and the financial results of operations of the VIEs and their subsidiaries were included in the Company’s consolidated financial statements for the year ended December 31, 2024. From January 1, 2024 to the completion date of Reorganization in February 2024, the VIEs were engaged in research and development activities without any revenue generated, and the related results of operations and cash flows of the VIEs were not material.

(c)Liquidity

The Group incurred net loss of $148.3 million, $125.3 million and $275.0 million for the years ended December 31, 2022, 2023 and 2024, respectively. Net cash used in operating activities was $154.8 million, $115.4 million and $110.8 million for the years ended December 31, 2022, 2023 and 2024, respectively. Accumulated deficit was $614.7 million, $739.5 million and $1,287.9 million as of December 31, 2022, 2023 and 2024, respectively. The Group assesses its liquidity by its ability to generate cash from operating activities based on future commercialization of autonomous driving technology and attract investors’ investments. Historically, the Group has relied principally on non-operational sources of financing from investors to fund its operations and business development. The Group’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan, which includes increasing revenues while controlling operating expenses, as well as, generating operational cash flows and continuing to gain support from outside sources of financing. As of December 31, 2022, 2023 and 2024, the Group had $316.3 million, $426.0 million and $536.0 million of cash and cash equivalents, $261.6 million, $163.6 million and $209.0 million of short-term investments, respectively. Based on the above considerations, the Group believes the cash and cash equivalents and short-term investments are sufficient to meet the cash requirements to fund planned operations and other commitments for at least the next twelve months from the issuance of the consolidated financial statements. The Company’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities in the normal course of business.